Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2025
Fair Value Measurements (Tables) [Line Items]
Schedule of Assets and Liabilities Measured at Fair Value Recurring Basis

The following tables present the Company’s financial instruments measured at fair value on a recurring basis as of March 31, 2025 and December 31, 2024 (in thousands):

	As of March 31, 2025
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$20,087	$—	$—	$20,087
Total assets, measured at fair value	$20,087	$—	$—	$20,087

Liabilities:
Earnout liability	$—	$—	$46,232	$46,232
Warrant liability	—	—	34,475	34,475
Total liabilities, measured at fair value	$—	$—	$80,707	$80,707
	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$15,709	$—	$—	$15,709
Total assets, measured at fair value	$15,709	$—	$—	$15,709

Liabilities:
Derivative liability	$—	$—	$1,164	$1,164
Total liabilities, measured at fair value	$—	$—	$1,164	$1,164

Schedule of Level 3 of the Fair Value Hierarchy Measured at Fair Value on a Recurring Basis

The balances of assets and liabilities categorized within Level 3 of the fair value hierarchy measured at fair value on a recurring basis are reconciled as follows:

	Derivative liability	Earnout liability	Warrant liability	Total
Balance at January 1, 2025	$1,164	$—	$—	$1,164
Establishment of earnout and warrant liabilities	—	99,639	40,652	140,291
Change in estimated fair value	(716)	(53,407)	(6,177)	(60,300)
Settlement of the Note upon conversion	(448)	—	—	(448)
Balance at March 31, 2025	$—	$46,232	$34,475	$80,707

Valuations of the Earn Out and Warrant Liability [Member]
Fair Value Measurements (Tables) [Line Items]
Schedule of Fair Value of Measurement Inputs

On February 26, 2025, the Company remeasured the derivative liability using the Black-Scholes model upon the change in terms of the Hatch Note. See Note 10, “Note Payable” for additional information regarding the Hatch Note. The following table summarizes the significant inputs:

	As of
	February 26, 2025	December 31, 2024
Class C-1 unit price	n/a	$1.47
Class A common unit price	$2.16	n/a
Expected volatility	55.0% – 59.1%	55.0% – 59.1%
Risk-free rate	4.20% – 4.34%	4.20% – 4.34%
Credit risk spread	29.00%	29.00%
Remaining term (in years)	0.20 – 0.57	0.20 – 0.57

The Company valued the earnout liability using a Monte Carlo simulation which includes Level 3 unobservable inputs on the initial valuation date (March 13, 2025) and March 31, 2025. The following table summarizes the significant inputs:

	As of
	March 13, 2025	March 31, 2025
Share price	$10.79	$5.94
Expected volatility	66.00%	62.00%
Risk-free interest rate	4.00%	3.94%
Remaining term (in years)	6.00	5.94
The Company valued the liability classified Series A Investor Warrants using a Monte Carlo simulation, which includes Level 3 unobservable inputs on the initial valuation date (March 13, 2025) and March 31, 2025. The following table summarizes the significant inputs:
	As of
	March 13, 2025	March 31, 2025
Share price	$10.79	$5.94
Expected volatility	60.0 – 65.0%	65.0 – 80.0%
Risk-free rate	3.95 – 4.19%	3.90 – 4.17%
Exercise price	$12.00	$12.00
Dividend yield	0.00%	0.00%
Call term (in years)	4.42	4.42